Related Party Debt and Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Debt and Transactions

On July 19, 2013, the Company entered into an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Sale Agreement”) with our prior officers and directors. Pursuant to the Sale Agreement, the Company transferred all assets and business operations associated with its boiler business in exchange for assumption of all obligations associated with that business and cancellation of loans amounting to $28,818. The cancellation of debt was recorded as additional paid-in capital.

During the year ended March 31, 2015 and 2014, the Company received loans from companies controlled by its new CEO or shareholders totaling $5,000 and $36,000, respectively. The loans are unsecured, non-interest bearing with no specific terms of repayment. The Company repaid all $41,000 of the loans during the year ended March 31, 2015.

Also during the year ended March 31, 2015, the Company received a $6,000 loan from a shareholder. The loan is unsecured and bears 8% interest. The total due was $6,000 as of June 30, 2015. Interest accrued on the 2015 note as of June 30, 2015 was $141.

On September 6, 2013, the Company entered into an Employment Agreement with our Chief Executive Officer, Chief Financial Officer, President and Secretary. The Employment Agreement provides for a term of two years; annual compensation of $275,000, a signing bonus of $68,750, and options to purchase up to 3,000,240 shares of common stock at an exercise price of $0.02 per share. The CEO earned $68,751 and $75,711 for the three months ended June 30, 2015 and 2014 (respectively) as a result of this agreement, of which, $192,113 and $154,062 is included in accrued as of June 30, 2015 and March 31, 2015.

On July 19, 2013, the Company entered into an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations (the “Sale Agreement”) with our prior officers and directors. Pursuant to the Sale Agreement, the Company transferred all assets and business operations associated with its boiler business in exchange for assumption of all obligations associated with that business and cancellation of loans amounting to $28,818. The cancellation of debt was recorded as additional paid-in capital.

During the year ended March 31, 2015 and 2014, the Company received loans from companies controlled by its new CEO or shareholders totaling $5,000 and $36,000, respectively. The loans are unsecured, non-interest bearing with no specific terms of repayment. The Company repaid all $41,000 of the loans during the year ended March 31, 2015.

Also during the year ended March 31, 2015, the Company received a $6,000 loan from a shareholder. The loan is unsecured and bears 8% interest. The total due was $6,000 as of March 31, 2015. Interest accrued on the 2015 note for the year ended March 31, 2015 was $67.

On September 6, 2013, the Company entered into an Employment Agreement with our Chief Executive Officer, Chief Financial Officer, President and Secretary. The Employment Agreement provides for a term of two years; annual compensation of $275,000, a signing bonus of $68,750, and options to purchase up to 3,000,240 shares of common stock at an exercise price of $0.02 per share. The CEO earned $275,000 and $229,167 for the years ended March 31, 2015 and 2014 (respectively) as a result of this agreement, of which, $154,062 and $129,717 has been accrued as of March 31, 2015 and 2014.